Financial Assets - Other current financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Assets
Current derivatives	€ 23,644	€ 12,629
Total current financial assets measured at fair value	23,644	12,629
Deposits and guarantees	325	359
Other current financial assets	116,143	30,627
Current loans to third parties	120	48
Total other current financial assets measured at amortized cost	€ 116,588	€ 31,034